Note 13 - Variable Interest Entity - Exposure to Loss Relating to Non Consolidated VIE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Unconsolidated VIE assets	$ 2,526,636
Unconsolidated VIE liabilities	(2,405,143)
Due from related party	1,475
Stewards, Inc. exposure	$ 1,475